Operating Lease and Asset Retirement Obligations - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Schedule of Operating Leases [Line Items]
Rent expense under operating leases, including insignificant amounts of contingent rental payments	$ 23.7	$ 28.7	$ 28.9